CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Income Statement [Abstract]
Revenue	[1]	$ 1,123,110	$ 1,060,113	$ 783,279
Cost of revenue	[1]	1,044,995	1,108,061	812,293
Gross profit (loss)		78,115	(47,948)	(29,014)
Operating expenses
Research and development expense	[1]	45,703	49,682	46,527
Sales, general and administrative	[1]	126,167	100,546	88,822
Restructuring charges		125,450	2,118	8,084
Total operating expenses		297,320	152,346	143,433
Operating loss		(219,205)	(200,294)	(172,447)
Other expense, net
Interest expense	[1]	(42,438)	(30,343)	(28,138)
Interest income		9,387	2,531	290
Loss on extinguishment of debt		0	0	(5,075)
Other, net		(21,270)	2,223	(33,693)
Other expense, net		(54,321)	(25,589)	(66,616)
Loss before income taxes and equity in losses of unconsolidated investees		(273,526)	(225,883)	(239,063)
Benefits from (provision for) income taxes		626	(32,191)	(203)
Equity in losses of unconsolidated investees		(2,811)	(9,072)	(16,480)
Net loss		(275,711)	(267,146)	(255,746)
Net (income) loss attributable to noncontrolling interests		$ (118)	(278)	1,226
Net loss attributable to stockholders			$ (267,424)	$ (254,520)
Loss per share:
Basic (USD per share)		$ (5.95)	$ (6.54)	$ (6.79)
Diluted (USD per share)		$ (5.95)	$ (6.54)	$ (6.79)
Weighted average shares used in loss per share computation:
Basic (shares)		46,387	40,920	37,457
Diluted (shares)		46,387	40,920	37,457

[1]	We have related-party transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party transactions are recorded within the “Revenue,” “Cost of revenue,” “Operating expenses: Research and development and Sales, general and administrative,” and “Other expense, net: Interest expense” financial statement line items in our Consolidated Statements of Operations (see Note 3, Note 4 and Note 10).